Schedule of Investments (unaudited)	iShares® 1-3 Year International Treasury Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Foreign Government Obligations

Australia — 4.6%
Australia Government Bond
0.25%, 11/21/24(a)	AUD	1,272	$852,464
0.25%, 11/21/25	AUD	947	616,703
2.75%, 04/21/24(a)	AUD	740	519,399
3.25%, 04/21/25(a)	AUD	1,080	764,269
			2,752,835
Austria — 4.6%
Republic of Austria Government Bond
0.00%, 07/15/24(b)	EUR	790	826,049
0.00%, 04/20/25(a)(b)(c)	EUR	590	604,281
1.20%, 10/20/25(a)(c)	EUR	750	786,254
1.65%, 10/21/24(c)	EUR	504	538,280
			2,754,864
Belgium — 4.5%
Kingdom of Belgium Government Bond
0.50%, 10/22/24(a)(c)	EUR	694	727,547
0.80%, 06/22/25(a)(c)	EUR	1,170	1,218,798
2.60%, 06/22/24(a)(c)	EUR	738	800,391
			2,746,736
Canada — 4.6%
Canada Government Bond
3.00%, 11/01/24	CAD	230	170,283
3.00%, 10/01/25	CAD	220	163,315
3.75%, 02/01/25	CAD	150	112,696
Canadian Government Bond
0.25%, 04/01/24	CAD	365	261,929
0.50%, 09/01/25	CAD	480	334,169
0.75%, 02/01/24	CAD	290	210,089
1.25%, 03/01/25	CAD	190	135,914
1.50%, 05/01/24	CAD	360	261,682
1.50%, 09/01/24	CAD	318	230,075
1.50%, 04/01/25	CAD	268	192,453
2.25%, 03/01/24	CAD	150	110,253
2.25%, 06/01/25	CAD	260	189,976
2.50%, 06/01/24	CAD	190	139,804
2.75%, 08/01/24	CAD	90	66,361
0.75%, 10/01/24	CAD	240	171,240
			2,750,239
Denmark — 3.8%
Denmark Government Bond
0.00%, 11/15/24(b)	DKK	9,520	1,323,008
1.75%, 11/15/25	DKK	6,960	992,426
			2,315,434
Finland — 4.5%
Finland Government Bond
0.00%, 09/15/24(a)(b)(c)	EUR	411	428,008
0.88%, 09/15/25(a)(c)	EUR	549	571,169
2.00%, 04/15/24(a)(c)	EUR	680	732,838
4.00%, 07/04/25(a)(c)	EUR	896	1,007,849
			2,739,864
France — 8.9%
French Republic Government Bond OAT
0.00%, 02/25/24(a)(b)	EUR	79	83,429
0.00%, 02/25/24(b)	EUR	206	217,548
0.00%, 03/25/24(a)(b)	EUR	735	774,445
0.00%, 02/25/25(a)(b)	EUR	490	503,458
0.00%, 03/25/25(a)(b)	EUR	560	574,224
Security	Par (000)		Value

France (continued)
0.50%, 05/25/25(a)	EUR	722	$746,618
1.00%, 11/25/25(a)	EUR	590	613,389
1.75%, 11/25/24(a)	EUR	650	694,281
2.25%, 05/25/24(a)	EUR	625	675,188
6.00%, 10/25/25(a)	EUR	390	460,452
			5,343,032
Germany — 7.7%
Bundesobligation
0.00%, 04/05/24(a)(b)	EUR	304	320,420
0.00%, 10/18/24(a)(b)	EUR	530	551,097
0.00%, 04/11/25(a)(b)	EUR	330	339,509
0.00%, 10/10/25(a)(b)	EUR	420	427,705
Series G, 0.00%, 10/10/25(a)(b)	EUR	100	102,022
Bundesrepublik Deutschland Bundesanleihe
0.50%, 02/15/25(a)	EUR	591	616,523
1.00%, 08/15/24(a)	EUR	410	435,061
1.00%, 08/15/25(a)	EUR	370	387,515
1.50%, 05/15/24(a)	EUR	410	439,389
1.75%, 02/15/24(a)	EUR	285	306,922
Bundesschatzanweisungen
0.00%, 03/15/24(a)(b)	EUR	326	344,278
0.20%, 06/14/24(a)	EUR	100	105,151
0.40%, 09/13/24(a)	EUR	226	237,023
			4,612,615
Ireland — 4.4%
Ireland Government Bond
3.40%, 03/18/24(a)	EUR	963	1,055,196
5.40%, 03/13/25	EUR	1,402	1,608,777
			2,663,973
Israel — 4.4%
Israel Government Bond - Fixed
0.40%, 10/31/24	ILS	2,026	554,965
0.50%, 04/30/25	ILS	2,430	657,761
1.75%, 08/31/25	ILS	2,510	694,695
3.75%, 03/31/24	ILS	2,610	756,507
			2,663,928
Italy — 9.0%
Italy Buoni Poliennali Del Tesoro
0.00%, 04/15/24(a)(b)	EUR	300	314,287
0.00%, 08/15/24(a)(b)	EUR	250	259,095
0.00%, 12/15/24(a)(b)	EUR	170	174,394
0.35%, 02/01/25(a)	EUR	330	339,150
1.20%, 08/15/25(a)	EUR	220	227,210
1.45%, 11/15/24(a)	EUR	320	337,806
1.45%, 05/15/25(a)	EUR	310	324,641
1.50%, 06/01/25(a)	EUR	400	418,483
1.75%, 05/30/24(a)	EUR	240	256,128
1.75%, 07/01/24(a)	EUR	340	362,671
1.85%, 05/15/24(a)	EUR	290	310,355
1.85%, 07/01/25(a)(c)	EUR	230	242,063
2.00%, 12/01/25(a)	EUR	380	398,753
2.50%, 12/01/24(a)	EUR	70	75,294
2.50%, 11/15/25(a)	EUR	160	170,377
3.50%, 01/15/26(a)	EUR	160	174,487
3.75%, 09/01/24(a)	EUR	390	427,699
4.50%, 03/01/24(a)	EUR	200	220,452
5.00%, 03/01/25(a)(c)	EUR	338	380,740
			5,414,085

Schedule of Investments (unaudited) (continued)	iShares® 1-3 Year International Treasury Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Japan — 11.2%
Japan Government Five Year Bond
0.10%, 03/20/24	JPY	114,500	$881,034
0.10%, 06/20/24	JPY	21,550	165,861
0.10%, 09/20/24	JPY	39,850	306,771
0.10%, 12/20/24	JPY	66,100	508,939
0.10%, 03/20/25	JPY	49,350	380,006
0.10%, 06/20/25	JPY	45,650	351,438
0.10%, 09/20/25	JPY	48,400	372,684
0.10%, 12/20/25	JPY	35,900	276,485
Japan Government Ten Year Bond
0.30%, 12/20/25	JPY	16,800	130,129
0.40%, 03/20/25	JPY	53,300	413,039
0.40%, 06/20/25	JPY	36,750	284,937
0.50%, 09/20/24	JPY	33,600	260,346
0.60%, 03/20/24	JPY	34,600	267,733
0.60%, 06/20/24	JPY	25,350	196,453
Japan Government Twenty Year Bond
1.90%, 06/20/25	JPY	15,400	123,626
2.00%, 12/20/25	JPY	10,450	84,876
2.10%, 09/20/24	JPY	52,800	419,715
2.40%, 06/20/24	JPY	6,550	52,011
Japan Government Two Year Bond
0.00%, 04/01/24(b)	JPY	61,200	470,459
0.00%, 06/01/24(b)	JPY	26,150	200,999
0.00%, 08/01/24(b)	JPY	41,600	319,754
0.00%, 10/01/24(b)	JPY	14,650	112,602
0.00%, 11/01/24(b)	JPY	20,000	153,722
			6,733,619
Netherlands — 4.6%
Netherlands Government Bond
0.00%, 01/15/26(a)(b)(c)	EUR	670	675,094
0.25%, 07/15/25(a)(c)	EUR	1,040	1,067,999
2.00%, 07/15/24(a)(c)	EUR	935	1,006,524
			2,749,617
New Zealand — 2.6%
New Zealand Government Bond
0.50%, 05/15/24	NZD	1,240	758,811
2.75%, 04/15/25(a)	NZD	1,270	790,814
			1,549,625
Norway — 3.1%
Norway Government Bond
1.75%, 03/13/25(a)(c)	NOK	8,858	863,916
3.00%, 03/14/24(a)(c)	NOK	9,930	992,741
			1,856,657
Security	Par (000)		Value

Singapore — 4.6%
Singapore Government Bond
0.50%, 11/01/25	SGD	640	$455,327
2.00%, 02/01/24	SGD	1,036	777,867
2.38%, 06/01/25	SGD	848	635,677
3.00%, 09/01/24	SGD	1,178	895,022
			2,763,893
Spain — 5.5%
Spain Government Bond
0.00%, 05/31/24(b)	EUR	337	353,283
0.00%, 01/31/25(b)	EUR	370	380,339
0.00%, 05/31/25(b)	EUR	230	233,864
0.25%, 07/30/24(a)(c)	EUR	162	169,694
1.60%, 04/30/25(a)(c)	EUR	389	411,597
2.15%, 10/31/25(a)(c)	EUR	350	373,962
2.75%, 10/31/24(a)(c)	EUR	300	325,956
3.80%, 04/30/24(a)(c)	EUR	400	439,579
4.65%, 07/30/25(a)(c)	EUR	368	417,130
4.80%, 01/31/24(a)(c)	EUR	184	203,670
			3,309,074
Sweden — 1.8%
Sweden Government Bond, 2.50%, 05/12/25	SEK	11,505	1,099,651

United Kingdom — 4.6%
United Kingdom Gilt
0.13%, 01/31/24(a)	GBP	436	519,462
0.13%, 01/30/26(a)	GBP	200	225,439
0.25%, 01/31/25(a)	GBP	410	473,624
0.63%, 06/07/25(a)	GBP	216	250,957
1.00%, 04/22/24(a)	GBP	135	161,575
2.00%, 09/07/25(a)	GBP	320	382,716
2.75%, 09/07/24(a)	GBP	246	299,975
5.00%, 03/07/25(a)	GBP	340	433,965
			2,747,713
Total Investments — 99.0%
(Cost: $61,946,297)			59,567,454

Other Assets Less Liabilities — 1.0%			621,592

Net Assets — 100.0%			$60,189,046

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)	Zero-coupon bond.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$—	$0	(b)	$—	$—	$—	—	$31	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold)

Schedule of Investments (unaudited) (continued)	iShares® 1-3 Year International Treasury Bond ETF
January 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$59,567,454	$—	$59,567,454

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
DKK	Danish Krone	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	SGD	Singapore Dollar
ILS	Israeli Shekel

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